Summary of significant accounting policies (Details Narrative)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025
Summary of significant accounting policies
Description of foreign exchange rate	The exchange rate in effect as of March 31, 2026 and September 30, 2025 was US$1 for RMB6.8980 and US$1 for RMB7.1190, respectively. The average exchange rate for the six months ended March 31, 2026, and 2025 was US$1 for RMB7.0061, and US$1 for RMB7.2306, respectively
Shipping and handling expenses	$ 14,022	$ 14,022
Maximum rate of VAT			13.00%
Effect of exchange rate on foreign currency translation	6.8980		7.1190
Average exchange rates	$ 1	$ 1
Maximum insured amount deposit in bank	$ 70,000